Employee Benefit Plans and Postretirement Benefits - Changes in Level 3 Plan Assets (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Defined Benefit Plan Disclosure [Line Items]
Ending plan assets	$ 2,793	$ 2,763
Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Ending plan assets	125	33
Other types of investments [Member]
Defined Benefit Plan Disclosure [Line Items]
Ending plan assets	1,035	1,054
Other types of investments [Member] | Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Ending plan assets	125	33
Other types of investments [Member] | Insurance contracts [Member]
Defined Benefit Plan Disclosure [Line Items]
Ending plan assets	125	34
Other types of investments [Member] | Insurance contracts [Member] | Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning plan assets	33	29
Actual return on plan assets relating to assets still held at reporting date	6	1
Purchases	105	89
Settlements	(3)	(89)
Currency impact	(16)	3
Ending plan assets	$ 125	$ 33